Submission	Apr. 08, 2025
Submission [Line Items]
Central Index Key	0001070750
Registrant Name	HOST HOTELS & RESORTS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES